CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities
Net loss	$ (317.6)	$ (299.1)	$ (190.9)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash compensation expense related to stock options and warrants	0.7	3.9	3.7
Depreciation of non-current assets	117.9	101.4	79.5
Impairment of non-current assets	77.1	11.4	0.0
Amortization of acquired contract backlog	0.0	20.2	24.2
Gain on disposals	(19.0)	(6.4)	(18.8)
Unrealized loss on financial instruments	27.4	45.1	65.2
(Income)/loss from equity method investments	(9.5)	9.0	0.0
Non-cash loan fees related to settled debt	0.0	5.6	0.0
Bargain purchase gain	0.0	0.0	(38.1)
Deferred income tax	1.1	1.4	(0.5)
Change in other current and non-current assets, net	41.3	(25.8)	(24.8)
Change in current and non-current liabilities, net	25.8	44.3	(34.7)
Net cash used in operating activities	(54.8)	(89.0)	(135.2)
Cash Flows from Investing Activities
Purchase of plant and equipment	0.0	(1.9)	(7.8)
Proceeds from sale of fixed assets	37.7	7.1	41.6
Business acquisition, net of cash acquired	0.0	0.0	(195.1)
Purchase of financial instruments and marketable debt securities	(92.5)	(6.9)	(13.0)
Investments in equity method investments	(25.5)	(30.8)	0.0
Proceeds from sale of financial instruments and marketable debt securities	3.0	31.3	0.0
Additions to jack-up drilling rigs	(5.0)	(142.6)	(362.4)
Additions to jack-up drilling rigs	(37.4)	(127.3)	(23.4)
Net cash used in investing activities	(119.7)	(271.1)	(560.1)
Cash Flows from Financing Activities
Proceeds from share issuance, net of issuance costs and conversion of shareholders' loans	60.2	49.2	218.9
Proceeds from related party shareholder loan	0.0	0.0	27.7
Purchase of treasury shares	0.0	0.0	(19.7)
Repayment of long-term debt	0.0	(390.0)	(89.3)
Purchase of financial instruments	0.0	0.0	(28.5)
Proceeds, net of deferred loan costs, from issuance of long-term debt	5.0	679.6	474.4
Proceeds, net of deferred loan costs, from issuance of short-term debt	0.0	58.5	0.0
Net cash provided by financing activities	65.2	397.3	583.5
Net increase (decrease) in cash and cash equivalents and restricted cash	(109.3)	37.2	(111.8)
Cash and cash equivalents and restricted cash at beginning of the period	128.5	91.3	203.1
Cash and cash equivalents and restricted cash at the end of period	19.2	128.5	91.3
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(40.1)	(69.0)	(8.6)
Income taxes paid	(8.6)	(1.3)	(3.2)
Issuance of long-term debt as non-cash settlement for newbuild delivery instalment	181.8	177.9	609.0
Non-cash settlement of shareholder loan with issuance of shares	0.0	0.0	(27.7)
Non-cash offset in respect of jack-up drilling rigs	$ 0.0	$ 26.8	$ 0.0